As filed with the Securities and Exchange Commission on May 22, 2023

Securities Act File No. 333-269847

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________________

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ⬜

Post-Effective Amendment No. 1 ☒

VANGUARD STAR® FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

________________________

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant's Telephone Number (610) 669-1000

________________________

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

(Name and Address of Agent for Service)

Title of securities being registered: Vanguard LifeStrategy® Moderate Growth Fund Investor Shares

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due in reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933

Explanatory Note

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of Vanguard Managed Allocation Fund, a series of Vanguard Valley Forge Funds, with and into Vanguard LifeStrategy Moderate Growth Fund, a series of Vanguard STAR Funds, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Combined Information Statement/Prospectus and Statement of Additional Information, which were filed on EDGAR on February 17, 2023 (File No. 333-269847).

PART C

VANGUARD STAR FUNDS

OTHER INFORMATION

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 FORM N-14

ITEM 15. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

ITEM 16. EXHIBITS

(1)Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed with Post- Effective Amendment No. 99 dated February 27, 2023, is hereby incorporated by reference.

(2)By-Laws, Amended and Restated By-Laws, filed with Post-Effective Amendment No. 97 dated February 26, 2021, is hereby incorporated by reference.

(3)Voting Trust Agreement, not applicable.

(4)Form of Agreement and Plan of Reorganization by and between Vanguard Valley Forge Funds, on behalf of Vanguard Managed Allocation Fund, and Vanguard STAR Funds, on behalf of Vanguard LifeStrategy Moderate Growth Fund, included in Part A of Registrant's Registration Statement on Form N-14 dated February 17, 2023 (File No. 333-269847), is hereby incorporated by reference.

(5)Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant's Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (1) above.

(6)The Vanguard Group, Inc., provides investment advisory services to Vanguard Managed Allocation Fund and Vanguard LifeStrategy Moderate Growth Fund pursuant to the Fifth Amended and Restated Funds' Service Agreement, refer to Exhibit (13) below.

(7)Underwriting Contracts, not applicable.

(8)Bonus or Profit Sharing Contracts, reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information, is hereby incorporated by reference.

(9)Custodian Agreements, for JPMorgan Chase Bank, filed with Post-Effective Amendment No. 99, dated February 27, 2023, is hereby incorporated by reference.

(10)(a) Rule 12b-1 Plan, not applicable.

(b)Rule 18f-3 Plan, filed with Post-Effective Amendment No. 99, dated February 27, 2023, is hereby incorporated by reference

(11)Legality of Securities Opinion, filed with Registrant's Registration Statement on Form N-14 dated February 17, 2023 (File No. 333-269847), is hereby incorporated by reference.

(12)Form of Tax Opinion Supporting the Tax Matters and Consequences to Shareholders of the Acquired Fund and Acquiring Fund, is filed herewith.

(13)Other Material Contracts, Fifth Amended and Restated Funds' Service Agreement, filed with Post-Effective Amendment No. 95 dated February 27, 2020, is hereby incorporated by reference.

(14)Other Opinion or Consent, Consent of Independent Registered Public Accounting Firm, filed with Registrant's Registration Statement on Form N-14 dated February 17, 2023 (File No. 333-269847), is hereby incorporated by reference.

(15)Omitted Financial Statements, not applicable.

(16)Power of Attorney, for all trustees and officers, filed with Registrant's Registration Statement on Form N- 14 dated February 17, 2023 (File No. 333-269847), is hereby incorporated by reference.

(17)Other Exhibits, not applicable.

(18)Filing Fee Exhibit, not applicable.

ITEM 17. UNDERTAKINGS

(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Town of Valley Forge and the Commonwealth of Pennsylvania on the 22nd day of May 2023.

VANGUARD STAR FUNDS

BY:

/s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive	May 22, 2023
Officer
Mortimer J. Buckley

/s/ Tara Bunch*	Trustee	May 22, 2023

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	May 22, 2023

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	May 22, 2023

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	May 22, 2023

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	May 22, 2023

Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	May 22, 2023

Deanna Mulligan
/s/ André F. Perold*	Trustee	May 22, 2023

André F. Perold

/s/ Sarah Bloom Raskin*	Trustee	May 22, 2023

Sarah Bloom Raskin
/s/ David Thomas*	Trustee	May 22, 2023

David Thomas
/s/ Peter F. Volanakis*	Trustee	May 22, 2023

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	May 22, 2023

Christine Buchanan

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on February 17, 2023 (see File No. 333-269847), Incorporated by Reference.